Pensions and other post-employment benefits - Net balance (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Net defined benefit
Net defined benefit balance	€ (461)	€ (1,198)
United States Pension benefits
Net defined benefit
Net defined benefit balance	2,418	2,252
United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	(1,986)	(2,482)
Other pensions
Net defined benefit
Net defined benefit balance	€ (893)	€ (968)